Commitments and contingencies - Agreement with Digital Energy Corp. (Details) (USD $)	Oct. 26, 2011 Financial guarantee	Dec. 31, 2013 Revolving credit facility	Dec. 31, 2013 Chief Executive Officer (John N. Hatsopoulos) Letter of credit
Guarantor Obligations [Line Items]
Letter of credit outstanding	$ 180,000	$ 583,073
Certificate of deposit securing letter of credit	180,000
Promissory note receivable amount	180,000
Promissory note receivable, stated interest rate	6.00%
Collateralized financings			$ 1,055,000